Marketable Securities (Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 39,632	[1]	$ 41,477	[1]
Gross unrealized holding gains	89		216
Gross unrealized holding (losses)	(243)		(182)
Aggregate fair value	39,478	[2]	41,511	[2]
Accrued interest on securities	391		425
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	15,015	[1]	12,702	[1]
Gross unrealized holding gains	20		23
Gross unrealized holding (losses)	(76)		(56)
Aggregate fair value	14,959	[2]	12,669	[2]
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	24,617	[1]	28,775	[1]
Gross unrealized holding gains	69		193
Gross unrealized holding (losses)	(167)		(126)
Aggregate fair value	$ 24,519	[2]	$ 28,842	[2]

[1]	Including accrued interest in the amount of $425K and $391K as of December 31, 2012 and 2013 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).